Long-Term Debt and Other Financial Liabilities, April 2023 Neptune Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Apr. 26, 2023 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 47,901	$ 78,753
April 2023 Neptune Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount			$ 12,250
Interest rate	4.25%
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term Secured Overnight Financing Rate (SOFR) [Member]
Term to repay principal	5 years
Number of consecutive payment installments | Installment	60
Frequency of periodic payment	monthly
Installment payment	$ 98
Balloon payment	$ 6,400
Minimum security coverage ratio, first twelve months	120.00%
Minimum security coverage ratio, thereafter	130.00%
Minimum liquidity	$ 350	$ 350
Term of bareboat charter	5 years
Balance outstanding	$ 9,130